Mar-16-04 14:20 From- T-978 P.003/003 F-371

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-32016

04007240

NYSE

March 16, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

MAR 16 2004

PROCESSED
MAR 17 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, RMK STRATEGIC INCOME FUND, INC., Shares of Common Stock, $0.0001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 16, 2004. Tentative listing date – March 26, 2004.

Sincerely,

[signature]

1275902